Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 2,445	$ 2,076	$ 1,982
Indianapolis Power And Light Company [Member]
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 2,445	$ 2,076	$ 1,982